Finance Costs	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
FINANCE COSTS
14.	FINANCE COSTS

	Year ended December 31,
	2022	2021	2020
Interest expenses on bank borrowings
wholly repayable within one year	-	-	-

As the bank loans were disposed along with the discontinued operation in 2022, the interest expenses in connection with the bank loans are reclassified as discontinued operations.